Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of breakdown of equity instruments
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Classification
Financial assets held for trading	15,057	10,066	15,077
Non-trading financial assets mandatorily at fair value through profit or loss	4,068	3,711	4,042
Financial assets designated at fair value through other comprehensive income	1,761	1,941	2,453
	20,886	15,718	21,572
Type
Shares of Spanish companies	3,540	3,284	3,896
Shares of foreign companies	15,185	10,494	15,184
Shares of investment funds	2,161	1,940	2,492
	20,886	15,718	21,572

Disclosure of changes in financial assets at fair value through other comprehensive income
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2023	2022	2021
Balance at beginning of the year	1,941	2,453	2,783
Net additions (disposals)	11	(33)	(276)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)A	(162)	(497)	(171)
Changes in the RV hedged with micro-hedging transactions	(29)	18	117
Balance at end of year	1,761	1,941	2,453
A.They do not include fair value movements for currency risk hedged with hedging instruments.